Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	As of December 31,
	2024	2023
Food, beverage and packaged products	26,230,212	37,400,725
Merchandise for e-commerce sales	2,979,839	2,659,789
Others	8,368,364	9,805,731
Total	37,578,415	49,866,245